Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	90,000,000
Maximum Aggregate Offering Price	$ 90,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,429.00
Offering Note	The obligations under The Travelers Companies, Inc. Deferred Compensation Plan are unsecured obligations of The Travelers Companies, Inc. Estimated pursuant to Rule 457(h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee.